Average Annual Total Returns - LVIP SSGA Small-Cap Index Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Russell 2000® Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 2000® Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell 2000® Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	19.20%	12.73%	10.72%	18.90%	12.45%	10.45%	19.96%	13.26%	11.20%